Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000237554
Shareholder Report [Line Items]
Fund Name	Arrow Valtoro ETF
Trading Symbol	ORO
Security Exchange Name	CboeBZX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=521
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Valtoro ETF	$173	6.16%Footnote Reference**
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through January 31, 2026. Expenses would be higher if the Fund had been in operations for the six month period.
Footnote**	Annualized

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	6.16% [1]
AssetsNet	$ 3,213,220
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 8,889
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,213,220 Number of Portfolio Holdings2 Advisory Fee (net of waivers)$8,889 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	13.7%
Money Market Funds	86.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	86.3%

[1]	Annualized